Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001043000
Document Type	8-K
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Sonida Senior Living, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	16301 Quorum Drive
Entity Address, Address Line Two	Suite 160A
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SNDA
Security Exchange Name	NYSE